Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related party deposit liabilities	$ 5.9	$ 3.3
Purchase contract amount	$ 2.8